Restatement of Prior Period Financial Statements - Consolidated Statement of Loss and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 2,368,085		$ 2,440,818	[1]	$ 1,343,625	[1]
Cost of sales	(2,778,222)		(2,339,696)	[1]	(1,332,569)	[1]
Gross (loss) profit	(410,137)		101,122	[1]	11,056	[1]
Selling, general and administrative expense	(944,177)		(840,151)	[1]	(686,957)	[1]
Research and development expense	(157,280)		(174,916)	[1]	(234,019)	[1]
Other operating income (expense), net	42,080		(305)	[1]	(50,716)	[1]
Listing expense	0		(372,318)	[1]	0	[1]
Operating loss	(1,469,514)		(1,286,568)	[1]	(960,636)	[1]
Finance income	69,565		8,552	[1]	32,970	[1]
Finance expense	(213,242)		(108,402)	[1]	(45,218)	[1]
Fair value change - Earn-out rights	443,168	[2]	902,068	[1],[2]	0	[1]
Fair value change - Class C Shares	22,000	[2]	35,090	[1],[2]	0	[1]
Share of losses in associates	(43,304)		0	[1]	0	[1]
Loss before income taxes	(1,191,327)		(449,260)	[1]	(972,884)	[1]
Income tax benefit (expense)	9,452		(29,757)	[1]	3,076	[1]
Net loss	$ (1,181,875)	[2]	$ (479,017)	[1],[2]	$ (969,808)	[1]
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.56)		$ (0.24)		$ (0.51)
Net loss per share - diluted (in dollars per share)	$ (0.56)		$ (0.24)		$ (0.51)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (10,143)		$ 431	[1]	$ (32,304)	[1]
Total other comprehensive (loss) income	(10,143)		431	[1]	(32,304)	[1]
Total comprehensive loss - (Restated)	$ (1,192,018)		$ (478,586)	[1]	$ (1,002,112)	[1]
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.56)		$ (0.24)	[1]	$ (0.51)	[1]
Net loss per share - diluted (in dollars per share)	(0.56)		(0.24)	[1]	(0.51)	[1]
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.56)		(0.24)		(0.51)
Net loss per share - diluted (in dollars per share)	$ (0.56)		$ (0.24)		$ (0.51)
As originally filed on August 14, 2024
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 2,378,562		$ 2,461,896		$ 1,337,181
Cost of sales	(2,791,643)		(2,342,453)		(1,336,321)
Gross (loss) profit	(413,081)		119,443		860
Selling, general and administrative expense	(949,683)		(864,598)		(714,724)
Research and development expense	(158,406)		(167,242)		(232,922)
Other operating income (expense), net	41,204		(1,565)		(48,053)
Listing expense	0		(372,318)
Operating loss	(1,479,966)		(1,286,280)		(994,839)
Finance income	69,454		8,552		32,970
Finance expense	(213,321)		(108,435)		(45,249)
Fair value change - Earn-out rights	443,168		902,068
Fair value change - Class C Shares	22,000		35,090
Share of losses in associates	(43,304)
Loss before income taxes	(1,201,969)		(449,005)		(1,007,118)
Income tax benefit (expense)	7,138		(16,784)		(336)
Net loss	(1,194,831)		(465,789)		(1,007,454)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(10,237)		4,519		(33,149)
Total other comprehensive (loss) income	(10,237)		4,519		(33,149)
Total comprehensive loss - (Restated)	$ (1,205,068)		$ (461,270)		$ (1,040,603)
As originally filed on August 14, 2024 | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.57)		$ (0.23)		$ (0.53)
Net loss per share - diluted (in dollars per share)	(0.57)		(0.23)		(0.53)
As originally filed on August 14, 2024 | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.57)		(0.23)		(0.53)
Net loss per share - diluted (in dollars per share)	$ (0.57)		$ (0.23)		$ (0.53)
Prior Restatement Adjustments
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ (10,477)		$ (17,791)		$ 9,166
Cost of sales	13,421		(849)		(367)
Gross (loss) profit	2,944		(18,640)		8,799
Selling, general and administrative expense	5,506		26,231		29,675
Research and development expense	1,126		(7,674)		(1,097)
Other operating income (expense), net	876		1,260		(2,663)
Listing expense	0		0
Operating loss	10,452		1,177		34,714
Finance income	111		0		0
Finance expense	79		33		31
Fair value change - Earn-out rights	0		0
Fair value change - Class C Shares	0		0
Share of losses in associates	0
Loss before income taxes	10,642		1,210		34,745
Income tax benefit (expense)	2,314		(12,876)		3,411
Net loss	12,956		(11,666)		38,156
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	94		(4,339)		831
Total other comprehensive (loss) income	94		(4,339)		831
Total comprehensive loss - (Restated)	$ 13,050		$ (16,005)		$ 38,987
Prior Restatement Adjustments | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ 0.01		$ 0.01		$ 0.02
Net loss per share - diluted (in dollars per share)	0.01		0.01		0.02
Prior Restatement Adjustments | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	0.01		0.01		0.02
Net loss per share - diluted (in dollars per share)	$ 0.01		$ 0.01		$ 0.02
As Originally Restated
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 2,444,105		$ 1,346,347
Cost of sales			(2,343,302)		(1,336,688)
Gross (loss) profit			100,803		9,659
Selling, general and administrative expense			(838,367)		(685,049)
Research and development expense			(174,916)		(234,019)
Other operating income (expense), net			(305)		(50,716)
Listing expense			(372,318)
Operating loss			(1,285,103)		(960,125)
Finance income			8,552		32,970
Finance expense			(108,402)		(45,218)
Fair value change - Earn-out rights			902,068
Fair value change - Class C Shares			35,090
Loss before income taxes			(447,795)		(972,373)
Income tax benefit (expense)			(29,660)		3,075
Net loss			(477,455)		(969,298)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations			180		(32,318)
Total other comprehensive (loss) income			180		(32,318)
Total comprehensive loss - (Restated)			$ (477,275)		$ (1,001,616)
As Originally Restated | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			$ (0.24)		$ (0.51)
Net loss per share - diluted (in dollars per share)			(0.24)		(0.51)
As Originally Restated | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			(0.24)		(0.51)
Net loss per share - diluted (in dollars per share)			$ (0.24)		$ (0.51)
Current Restatement Adjustments
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ (3,287)		$ (2,722)
Cost of sales			3,606		4,119
Gross (loss) profit			319		1,397
Selling, general and administrative expense			(1,784)		(1,908)
Research and development expense			0		0
Other operating income (expense), net			0		0
Listing expense			0
Operating loss			(1,465)		(511)
Finance income			0		0
Finance expense			0		0
Fair value change - Earn-out rights			0
Fair value change - Class C Shares			0
Loss before income taxes			(1,465)		(511)
Income tax benefit (expense)			(97)		1
Net loss			(1,562)		(510)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations			251		14
Total other comprehensive (loss) income			251		14
Total comprehensive loss - (Restated)			$ (1,311)		$ (496)
Current Restatement Adjustments | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			$ 0		$ 0
Net loss per share - diluted (in dollars per share)			0		0
Current Restatement Adjustments | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)			0		0
Net loss per share - diluted (in dollars per share)			$ 0		$ 0

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.